Operating Lease Liabilities - Schedule of Future Operating Lease Payments (Details)	Mar. 31, 2026 USD ($)	Mar. 31, 2026 SGD ($)	Mar. 31, 2025 SGD ($)
Schedule of Future Operating Lease Payments [Abstract]
2026			$ 1,560,506
2027	1,187,628	1,532,127	1,286,161
2028	948,631	1,223,803	1,001,379
2029	718,145	926,460	632,677
2030	446,001	575,374	397,773
Thereafter	496,554	640,591	502,591
Total future lease payment	3,796,959	4,898,355	5,381,087
Less: Imputed interest	(442,036)	(570,260)	(719,672)
Present value of operating lease liabilities	3,354,923	4,328,095	4,661,415
Less: Current portion	(1,173,033)	(1,513,298)	(1,298,058)
Long-term portion of lease liabilities	$ 2,181,890	$ 2,814,797	$ 3,363,357